                JOHN HANCOCK SOVEREIGN BOND FUND, MAY 1, 1995
           JOHN HANCOCK LIMITED TERM GOVERNMENT FUND, MAY 1, 1995
                JOHN HANCOCK SPECIAL VALUE FUND, MAY 1, 1995
              JOHN HANCOCK GLOBAL TECHNOLOGY FUND, MAY 1, 1995
             JOHN HANCOCK SOVEREIGN INVESTORS FUND, MAY 1, 1995
              JOHN HANCOCK SOVEREIGN BALANCED FUND, MAY 1, 1995
          JOHN HANCOCK PACIFIC BASIN EQUITIES FUND, JANUARY 1, 1996
                JOHN HANCOCK GLOBAL RX FUND, JANUARY 1, 1996
            JOHN HANCOCK GLOBAL MARKETPLACE FUND, JANUARY 1, 1996
            JOHN HANCOCK TAX EXEMPT SERIES FUND, JANUARY 1, 1996
               JOHN HANCOCK UTILITIES FUND, SEPTEMBER 1, 1996
            JOHN HANCOCK STRATEGIC INCOME FUND, SEPTEMBER 1, 1996
  JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND, SEPTEMBER 1, 1996
            JOHN HANCOCK GROWTH AND INCOME FUND, JANUARY 1, 1996
                JOHN HANCOCK DISCOVERY FUND, DECEMBER 1, 1995
   JOHN HANCOCK INTERMEDIATE MATURITY GOVERNMENT FUND, SEPTEMBER 25, 1995


                  SUPPLEMENT TO CLASS A AND CLASS B PROSPECTUS

The "Qualifying for a Reduced Sales Charge" section under SHARE PRICE is supplemented as follows:

     Effective March 1, 1996, members of an approved affinity group financial service plan, may purchase Class A shares of the Fund without paying a sales charge. *

-----------------
*For investments made under these provisions, John Hancock Funds, Inc. may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.



March 1, 1996